Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 685,796	$ 121,368
Inventories	21,157	64,013
Accounts receivable, net	2,954,649	1,913,882
Prepaid expenses	11,412	13,194
Loan receivable	216,800
Other receivables	13,598	13,232
Total current assets	3,903,412	2,125,689
Non-current assets
Property, plant and equipment, net	760,102	1,025,156
Right-of-use assets – operating leases	162,227	242,456
Intangible assets, net	256,811	423,305
Deferred costs	522,112
Total assets	5,604,664	3,816,606
Current liabilities
Accounts payable and accrued liabilities	1,821,815	2,395,746
Accrued payroll liabilities	9,344	7,595
Income taxes payable	342,218	118,895
Contract liabilities	93,947	9,865
Operating lease liabilities	55,673	65,500
Other payables	61,236	38,495
Promissory note	764	764
Total current liabilities	2,903,760	2,978,044
Non-current liabilities
Operating lease liabilities	106,235	176,144
Deferred tax liabilities	43,867	105,999
Total liabilities	3,053,862	3,260,187
Commitments and Contingencies
Subsidiary’s preferred shares subject to redemption	2,084,231	2,267,503
Stockholders’ equity (deficit)
Additional paid-in capital	(467,570)	(2,267,503)
Subscription receivable	(428)	(428)
Accumulated other comprehensive income	113,287	21,774
Retained earnings	820,787	534,645
Total stockholders’ equity (deficit)	466,571	(1,711,084)
Total liabilities, subsidiary’s preferred shares subject to redemption and stockholders’ equity	5,604,664	3,816,606
Class A Common Shares
Stockholders’ equity (deficit)
Common stock value
Class B Common Shares
Stockholders’ equity (deficit)
Common stock value	495	428
Related Party
Current liabilities
Due to related parties	$ 518,763	$ 341,184